Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Assets
Cash and balances at central banks		£ 158,070	[1]	£ 177,069
Cash collateral and settlement balances		104,625	[1]	77,222
Loans and advances at amortised cost		339,319	[1]	326,406
Reverse repurchase agreements and other similar secured lending		8,990	[1]	2,308
Trading portfolio assets		120,381	[1]	104,187
Financial assets at fair value through the income statement		159,705	[1]	149,648
Derivative financial instruments	[2]	244,186	[1]	222,538
Financial assets at fair value through other comprehensive income		72,169	[1]	52,816
Investments in associates and joint ventures		734	[1]	762
Goodwill and intangible assets		7,993	[1]	7,973
Property, plant and equipment		4,206	[1]	2,535
Current tax assets	[2]	884	[1]	798
Deferred tax assets	[2]	3,142		3,828
Retirement benefit assets	[2]	1,875	[1]	1,768
Other assets		6,543	[1]	3,425
Total assets		1,232,822	[1]	1,133,283
Liabilities
Deposits at amortised cost		413,596	[1]	394,838
Cash collateral and settlement balances		93,806	[1]	67,522
Repurchase agreements and other similar secured borrowing		18,322	[1]	18,578
Debt securities in issue		90,815	[1]	82,286
Subordinated liabilities	[2]	18,803	[1]	20,559
Trading portfolio liabilities		42,724	[1]	37,882
Financial liabilities designated at fair value		229,853	[1]	216,834
Derivative financial instruments	[2]	243,103	[1]	219,643
Current tax liabilities	[2]	616	[1]	628
Deferred tax liabilities	[2]	5	[1]	51
Retirement benefit liabilities	[2]	323	[1]	315
Other liabilities		10,279	[1]	7,716
Provisions	[2]	1,780	[1]	2,652
Total liabilities		1,164,025	[1]	1,069,504
Equity
Called up share capital and share premium	[2]	4,494	[1]	4,311
Other reserves	[2]	6,403	[1]	5,153
Retained earnings		44,556	[1]	43,460
Shareholders equity attributable to ordinary shareholders of the parent		55,453	[1]	52,924
Other equity instruments	[2]	12,123	[1]	9,632
Total equity excluding non-controlling interests		67,576	[1]	62,556
Non-controlling interests	[2]	1,221	[1]	1,223
Total equity		68,797	[1]	63,779
Total liabilities and equity		£ 1,232,822	[1]	£ 1,133,283

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83